AOMT II, LLC ABS-15G

Exhibit 99.43

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
2026020594	XXX	XXX	XXX	Compliance	Initial Loan Estimate Sent Date > XXX Business Days from Application Date (Enterprise Rule)	XXX	1	Closed	Missing initial XXX dated XXX. XXX (page XXX) executed XXX. -- The Initial Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation XXX, a Loan Estimate must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))
									The Initial Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation XXX, a Loan Estimate must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))	XXX	Verified housing payment history - XXX+ months of verified mortgage history paid XXX since XXX.; Low DTI - DTI XXX% < XXX%. ;		XXX Initial XXX dated XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2026020594	XXX	XXX	XXX	Compliance	Intent To Proceed Date < Loan Estimate Received Date	XXX	1	Closed	Missing initial XXX dated XXX (pg XXX). -- The date the consumer indicated an intent to proceed with a transaction (XXX) is before the date the consumer received the Loan Estimate (XXX). A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation XXX, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									The date the consumer indicated an intent to proceed with a transaction (XXX) is before the date the consumer received the Loan Estimate (XXX). A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation XXX, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))	XXX	Verified housing payment history - XXX+ months of verified mortgage history paidXXX since XXX.; Low DTI - DTI XXX% < XXX%. ;		XXX Initial XXX dated XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2026020594	XXX	XXX	XXX	Compliance	List of Settlement Service Providers Sent Date > XXX Business Days from Application Date (Enterprise Rule)	XXX	1	Closed	Missing initial XXX dated XXX. XXX provided in file is dated XXX. Application date XXX.
									The List of Settlement Service Providers Disclosure Date XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation XXX, e List of Settlement Service Providers must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii))	XXX	Verified housing payment history - XXX+ months of verified mortgage history paid XXX since XXX.; Low DTI - DTI XXX% < XXX%. ;		XXX XXX dated XXX received.	XXX	C	A	C	A	C	A	C	A	C	A